Employee benefit expenses	12 Months Ended
Dec. 31, 2021
Employee benefit expenses
Employee benefit expenses

7             Employee benefit expenses

	2019	2020	2021
	RMB’000	RMB’000	RMB’000
Wages and salaries	186,716	225,085	250,773
Share-based compensation expenses	47,788	78,967	35,463
Pension costs - defined contribution plans	12,935	5,841	16,942
Other staff welfare expenses	11,056	12,670	6,072
	258,495	322,563	309,250